Loans and Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Loans And Obligations [Abstract]
Summary of Loans and Obligations

	12/31/2025	12/31/2024
Convertible Preferred Shares (i)	513,765	577,982
Commercial Notes (ii)	87,326	55,150
Consideration payable (iii)	6,029	10,542
Contingent consideration (iv)	285,903	210,666
Redemption Liability (v)	63,456	—
Banco Security	10,153	5,647
Other obligations	—	1,555

	966,632	861,542

Current	93,862	45,220
Non-current	872,770	816,322

Summary of Convertible Preferred Shares
The following table presents the changes in the Convertible Preferred Shares in the year ended December 31, 2025:

Closing balance December 31, 2023	431,333

Net foreign exchange loss/(gain)	136,374
Interest expense	49,261
Interest paid	(38,986)

Closing balance December 31, 2024	577,982

Net foreign exchange loss/(gain)	(69,513)
Interest expense	50,830
Interest paid	(45,534)

Closing balance December 31, 2025	513,765

Current	11,083
Non-current	502,682

Summary of Changes in the Commercial Notes
The following table presents the changes in the Commercial Notes over the years ended December 31, 2025 and December 31, 2024:

Closing balance December 31, 2023	73,189

Interest expense	8,651
Interest paid	(8,912)
Principal paid	(17,778)

Closing balance December 31, 2024	55,150

Obligation acquired	49,207
Interest expense	7,842
Interest paid	(7,095)
Principal paid	(17,778)

Closing balance December 31, 2025	87,326

Current	26,144
Non-current	61,182

Summary of Consideration Payable On Financial Liability
Consideration payable is financial liability evaluated at amortized cost. Interest expense is calculated using the effective interest method and is recognized in profit or loss as part of financial expense.

	SPS	MAV
Closing balance December 31, 2023	48,200	—
Obligations acquired	—	10,000
Interest expense	3,145	533
Principal paid	(51,336)	—

Closing balance December 31, 2024	9	10,533

Interest expense	—	859
Interest paid	—	(372)
Principal paid	—	(5,000)

Closing balance December 31, 2025	9	6,020

Current	—	—
Non-current	9	6,020

Summary of Changes in the Contingent consideration
The following table presents the changes in the Contingent consideration up the period ended December 31, 2025 and December 31, 2024:

Closing balance December 31, 2023	64,370

Obligation acquired	126,380
Contingent consideration variation	19,916

Closing balance December 31, 2024	210,666

Obligation acquired	42,980
Contingent consideration variation	32,257

Closing balance December 31, 2025	285,903

Current	46,483
Non-current	239,420